Segment Information	6 Months Ended
Jun. 30, 2024
Segment Information [Abstract]
Segment Information

35. Segment Information

a)	General information

The Group uses the product line as basis for providing information to the chief operating decision-maker. The Group currently divides the sales order district into three major product lines: video IoT, security convergence and other. The chief operating decision-maker makes decision concerning financial management as well as evaluation of the business performance based on these three product lines; therefore, the reportable segments are video IoT, security convergence and other.

b)	Measurement of segment information

The Group evaluates the performance of the operating segments based on a measure of revenue and income before tax, in a manner consistent with that in the statement of income. The accounting policies of the operating segments are in agreement with the significant accounting policies in the consolidated financial statements for the year ended December 31, 2023. Sale transactions among segments are based on arms-length principle.

c)	Reconciliation of segment income, assets and liabilities

The segment information provided to the chief operating decision-maker for the reportable segments is as follows:

	Six months ended June 30, 2024
	Security Convergence	Video IoT	Other segment (Note 1)	Adjustment and write-off (Note 2)	Consolidation
Revenue from external customers	$19,225,852	$1,448,839	$-	$-	$20,674,691
Inter-segment revenue	506,478	1,941	-	(508,419)	-
Total segment revenue	$19,732,330	$1,450,780	$-	$(508,419)	$20,674,691
Segment gain (loss) before tax	$10,331,305	$581,944	$(9,268,068)	$104,298	$1,749,479
Segment including:
Depreciation	$(164,733)	$(18,406)	$(92,607)	$-	$(275,746)
Amortization	$(69,251)	$(4,328)	$(368,663)	$-	$(442,242)
Interest income	$158,031	$12,545	$221,879	$-	$392,455
Interest expense	$(256,131)	$(36,267)	$(124,207)	$-	$(416,605)
Tax expense	$121,055	$14,330	$2,506		$137,891
Segment assets	$89,569,681	$11,856,603	$121,854,568	$(90,167,488)	$133,113,364
Segment liabilities	$47,090,280	$18,218,480	$83,395,402	$(87,646,410)	$61,057,682

	Six months ended June 30, 2023
	Security Convergence	Video IoT	Other segment (Note 1)	Adjustment and write-off (Note 2)	Consolidation
Revenue from external customers	$4,971,940	$1,457,395	$-	$-	$6,429,335
Inter-segment revenue	85,817	30,482	-	(116,299)	-
Total segment revenue	$5,057,757	$1,487,877	$-	$(116,299)	$6,429,335
Segment loss before tax	$(948,206)	$(5,970)	$(6,313,410)	$-	$7,267,586
Segment including:
Depreciation	$(249,437)	$(68,639)	$(3,826)	$-	$(321,902)
Amortization	$(24,021)	$(7,552)	$(375,000)	$-	$(406,573)
Interest income	$124,216	$40,622	$235,678	$-	$400,516
Interest expense	$(226,547)	$(53,412)	$(96,587)	$-	$(376,546)
Tax expense	$-	$-	$2,172	$-	$(2,172)
Segment assets	$35,950,283	$18,834,567	$50,250,746	$(40,472,530)	$64,563,066
Segment liabilities	$29,668,610	$21,389,037	$23,088,311	$(38,660,114)	$35,485,844

Note 1:	Other segment is composed of holding companies and oversea subsidiaries which are excluded from reportable segments of Security Convergence or Video IoT.

Note 2:	Adjustment and write-off represent elimination for intercompany transactions for consolidation purpose.

d)	Reconciliation for segment income (loss)

i)	Sales between segments are carried out at arm’s length. The revenue from external customers reported to the chief operating decision-maker is measured in a manner consistent with that in the statement of comprehensive income.

ii)	Please refer to Note 35 c) for information on total consolidated profit or loss after reconciliation and reconciliation for profit after tax of reportable segments during the current period.

e)	Information on product and service

The main businesses of the Group are providing information, software and data processing services. Please refer to Note 20 for the disclosure information by products and services.